22. Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Expense
Interest on junior subordinated debentures									$ 460,142	$ 409,432
Income tax benefit									1,923,912	1,764,630
Net income	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	5,484,278	4,825,591
Parent Company [Member]
Income
Bank subsidiary distributions									2,940,000	2,842,000
Dividends on Capital Trust									13,818	12,295
Total income									2,953,818	2,854,295
Expense
Interest on junior subordinated debentures									460,142	409,432
Administrative and other									345,842	306,962
Total expense									805,984	716,394
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									2,147,834	2,137,901
Income tax benefit									269,335	239,394
Income before equity in undistributed net income of subsidiary									2,417,169	2,377,295
Equity in undistributed net income of subsidiary									3,067,109	2,448,296
Net income									$ 5,484,278	$ 4,825,591